Risk/Return Summary - StrategicAdvisersUSTotalStockFund-PRO - StrategicAdvisersUSTotalStockFund-PRO - Strategic Advisers U.S. Total Stock Fund	Aug. 16, 2024
Risk Lose Money [Text]
Prospectus Line Items
Risk Text Block	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]
Prospectus Line Items
Risk Text Block	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.